Employee Benefit Plans	12 Months Ended
	Dec. 31, 2024	Dec. 28, 2024
Employee Benefit Plans [Line Items]
Employee Benefit Plans

Note 16. Employee Benefit Plans

Retirement Plans

The Company provides a 401(k) savings plan for eligible U.S. based employees. Employee contributions are discretionary up to the IRS prescribed limits; however, catch up contributions are allowed for employees 50 years of age or older. The plan provides for discretionary employer matching contributions. The Company expensed $2.2 million and $1.5 million in the periods from January 1 to July 29, 2024 (Predecessor) and July 30 to December 31, 2024 (Successor), respectively, and $3.1 million and $2.7 million for the years ended December 31, 2023 and 2022 (Predecessor), respectively, for its contributions to this plan which are included in selling, general and administrative expenses.

The Company’s Canadian subsidiaries provide registered retirement savings plans (“RRSP”). Employee and employer matching contributions are discretionary. The Company expensed $1.3 million and $1.0 million in the periods from January 1 to July 29, 2024 (Predecessor) and July 30 to December 31, 2024 (Successor), respectively, and $1.9 million and $1.8 million for the years ended December 31, 2023 and 2022 (Predecessor), respectively, for its contributions to this plan which are included in selling, general and administrative expenses. The Company provides plans in certain other foreign jurisdictions, however the amounts charged to expense under these plans have not been material for the years ended December 31, 2024, 2023 and 2022.

The Company participates in multiemployer retirement plans that provide defined benefits to certain employees covered by unionized collective bargaining agreements. Such plans are generally administered by the local labor representative of the respective union. The Company expensed $0.2 million and $0.3 million in the periods from January 1 to July 29, 2024 (Predecessor) and July 30 to December 31, 2024 (Successor), respectively, and $0.4 million and $0.6 million for the years ended December 31, 2023 and 2022 (Predecessor), respectively, for contributions to these plans on behalf of all its U.S. based unionized employees. The Company’s Canadian operations are inherently highly unionized. The majority of Canadian direct employees belong to the Quality Control Council of Canada (“QCCC”), a union specifically dedicated to NDT professionals. The Company made employer contributions to the QCCC pension on behalf of its employees in the amounts of $6.8 million and $4.7 million in the periods from January 1 to July 29, 2024 (Predecessor) and July 30 to December 31, 2024 (Successor), respectively, and $11.4 million and $11.8 million for the years ended December 31, 2023 and 2022 (Predecessor), respectively. The Company’s U.S. contributions are less than 5% of the total contributions in each plan it participates in. The Company’s percentage of contributions to the plan is not readily available public information. The future cost of these plans is dependent on several factors including the funded status of the plans and the ability of the participating employers to meet their ongoing funding obligations. If the Company voluntarily withdraws or is deemed to partially withdraw, or there is a mass employer withdrawal from the plan, the Company would be obligated to pay additional contributions for its proportionate share of the unfunded vested liability at that time.

Long-Term Incentive Plans

The Company maintains a long-term management incentive bonus plan for select executives and management personnel who are in positions to significantly contribute to operating results. Annual financial goals are established for share awards. Awards are granted in the form of phantom shares subject to service vesting. Phantom shareholders are entitled to a cash payment calculated by multiplying the number of shares awarded by the phantom share value on the vesting date. Payments are in cash only and paid in two installments. The first installment of 50% is paid on the vesting date first anniversary and the second installment of 50% is paid on the vesting date second anniversary. Awards generally vest in three years. The phantom share value is calculated based on a plan defined formula. There were 178 and 221 phantom shares awarded and outstanding at December 31, 2024 and 2023, respectively; of which 132 and 176, respectively, were vested. The Company has recorded $1.1 million and $1.3 million for its long-term management incentive bonus plan liability in “Other liabilities” on the consolidated Balance sheets as of December 31, 2024 and 2023, respectively. Additionally, the Company has recorded $0.3 million related to the incentive bonus plan liability in “Accrued expenses and other current liabilities as of December 31, 2024.

NV5 Global, Inc. [Member]
Employee Benefit Plans [Line Items]
Employee Benefit Plans

Note 16 – Employee Benefit Plan

The Company sponsors 401(k) plans for which employees meeting certain age and length of service requirements may contribute up to the defined statutory limit. The 401(k) plans allow for the Company to make matching and profit sharing contributions in such amounts as may be determined by the Board of Directors. The Company recognized expenses of $354, $732, and $1,648, respectively, related to the 401(k) plans for fiscal years 2024, 2023, and 2022, respectively.